Common Stock, Stock Option Plans and Stock Compensation Agreements (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2014		Dec. 29, 2013		Dec. 30, 2012
Stock options outstanding and exercisable
Outstanding number of Options	115,712		119,556		134,351
Outstanding, Average Life	5 years 8 months 12 days	[1]	5 years 1 month 6 days	[1]	4 years 3 months 18 days	[1]
Outstanding Average Exercise Price	$ 70.37
Exercisable number of Options	57,846
Exercisable, Average Exercise Price	$ 61.94
$52.13-$58.33
Stock options outstanding and exercisable
Price Range, Minimum	$ 52.13
Price Range, Maximum	$ 58.33
Outstanding number of Options	10,182
Outstanding, Average Life	4 years 1 month 6 days	[1]
Outstanding Average Exercise Price	$ 58.32
Exercisable number of Options	10,182
Exercisable, Average Exercise Price	$ 58.32
$58.34-$62.20
Stock options outstanding and exercisable
Price Range, Minimum	$ 58.34
Price Range, Maximum	$ 62.20
Outstanding number of Options	24,179
Outstanding, Average Life	3 years 1 month 6 days	[1]
Outstanding Average Exercise Price	$ 60.68
Exercisable number of Options	23,653
Exercisable, Average Exercise Price	$ 60.64
$62.62-$65.62
Stock options outstanding and exercisable
Price Range, Minimum	$ 62.62
Price Range, Maximum	$ 65.62
Outstanding number of Options	25,630
Outstanding, Average Life	4 years 4 months 24 days	[1]
Outstanding Average Exercise Price	$ 64.60
Exercisable number of Options	18,346
Exercisable, Average Exercise Price	$ 64.30
$65.80-$72.54
Stock options outstanding and exercisable
Price Range, Minimum	$ 65.80
Price Range, Maximum	$ 72.54
Outstanding number of Options	32,252
Outstanding, Average Life	6 years 7 months 6 days	[1]
Outstanding Average Exercise Price	$ 71.43
Exercisable number of Options	5,661
Exercisable, Average Exercise Price	$ 66.20
$90.44-$100.48
Stock options outstanding and exercisable
Price Range, Minimum	$ 90.44
Price Range, Maximum	$ 100.48
Outstanding number of Options	23,469
Outstanding, Average Life	9 years 1 month 6 days	[1]
Outstanding Average Exercise Price	$ 90.44
Exercisable number of Options	4
Exercisable, Average Exercise Price	$ 90.44

[1]	Average contractual life remaining in years.